Form N-1A Cover	Sep. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust IV
Entity Central Index Key	0002043390
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 02, 2026
Prospectus Date	Jul. 07, 2026